PRIVATE PLACEMENT (Details Narrative) - USD ($)		12 Months Ended
	Dec. 03, 2021	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		5,980,750
Private Units [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	461,500	461,500
Price of warrants	$ 10.00	$ 10.00
Aggregate purchase price	$ 4,615,000	$ 4,615,000
Number of shares per unit		1
Private Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants per unit		0.5
Number of shares per warrant		1
Exercise price of warrant		$ 11.50